S000012069 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	332 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.42%	(3.44%)		1.88%
Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.29%	(6.52%)		(1.63%)
C000179749 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	(6.38%)		1.42%
Performance Inception Date			Mar. 01, 2017
C000032843 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	(7.84%)		0.52%
Performance Inception Date					May 16, 1997
C000032843 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	(8.03%)		0.11%
Performance Inception Date					May 16, 1997
C000032843 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	(5.53%)		0.57%
Performance Inception Date					May 16, 1997
C000032846 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.31%	(6.53%)		1.36%
Performance Inception Date					May 16, 1997